Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange gain	$ 3	$ 43	$ 66
Acquisitions	0	0	83
Philippines disposal	0	0	183
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	3,912	3,388	4,369
Current service cost	229	170	195
Effect on curtailment	0	2	(5)
Interest expense	269	275	265
Actuarial gains or losses	257	585	(391)
Foreign exchange gain	28	(69)	(86)
Benefits paid	(455)	(395)	(265)
Acquisitions	0	0	417
Philippines disposal	0	0	(1,111)
Past service credit	71	(44)	0
Balance at end of year	4,311	3,912	3,388
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	630	411	461
Current service cost	68	35	42
Interest expense	53	37	34
Actuarial gains or losses	187	155	(84)
Benefits paid	(73)	(84)	(42)
Past service credit	0	76	0
Balance at end of year	$ 865	$ 630	$ 411